UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Bank and Thrift Opportunity Fund

7.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Bank and Thrift Opportunity Fund Securities owned by the Fund on July 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 0.08%					$846,230
(Cost $770,000)

Regional Banks 0.08%					846,230

CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	770	846,230

Issuer				Shares	Value

Common stocks 88.76%					$884,819,617
(Cost $405,261,046)

Asset Management & Custody Banks 3.06%					30,542,790

Bank of New York Co., Inc. (The) (NY)				305,000	10,251,050
Mellon Financial Corp. (PA)				330,000	11,550,000
Northern Trust Corp. (IL)				70,000	3,997,000
State Street Corp. (MA)				79,000	4,744,740

Consumer Finance 0.55%					5,486,358

Capital One Financial Corp. (VA) (L)				70,929	5,486,358

Diversified Banks 11.15%					111,111,296

Comerica, Inc. (MI)				384,400	22,506,620
Toronto-Dominion Bank (The) (Canada)				130,349	6,680,386
U.S. Bancorp. (MN)				805,541	25,777,312
Wachovia Corp. (NC) (L)				507,571	27,221,033
Wells Fargo & Co. (CA)				399,861	28,925,945

Other Diversified Financial Services 6.36%					63,364,525

Bank of America Corp. (NC)				534,260	27,530,418
Citigroup, Inc. (NY)				415,925	20,093,337
JPMorgan Chase & Co. (NY)				345,041	15,740,770

Regional Banks 62.91%					627,136,980

Access National Corp. (VA)				250,000	2,325,000
Alabama National Bancorp. (AL)				152,000	10,298,000
AmericanWest Bancorp. (WA)				357,921	7,623,717
Ameris Bancorp. (GA)				78,480	2,001,240
AmSouth Bancorp. (AL)				95,879	2,747,892
BB&T Corp. (NC)				344,846	14,480,084
Beverly National Corp. (MA)				97,500	2,340,000
BOK Financial Corp. (OK)				117,208	6,028,007
Cadence Financial Corp. (MS)				100,500	2,106,480
Camden National Corp. (ME)				140,000	6,244,000
Capital City Bank Group, Inc. (FL) (L)				74,543	2,421,157

John Hancock

Bank and Thrift Opportunity Fund

Securities owned by the Fund on July 31, 2006 (unaudited)

Cascade Bancorp. (OR) (L)	184,272	6,355,541
Chittenden Corp. (VT)	230,245	6,497,514
City Holding Co. (WV)	41,600	1,612,000
City National Corp. (CA) (L)	243,377	16,235,680
CoBiz, Inc. (CO)	63,200	1,483,304
Colonial BancGroup, Inc. (The) (AL)	589,700	14,978,380
Commercial Bankshares, Inc. (FL) (L)	63,702	2,229,570
Community Banks, Inc. (PA) (L)	110,307	2,854,745
Compass Bancshares, Inc. (AL)	439,857	25,925,172
Cullen/Frost Bankers, Inc. (TX)	20,000	1,174,400
Dearborn Bancorp., Inc. (MI) (I)	75,993	1,741,000
Desert Community Bank (CA)	275,000	5,024,250
DNB Financial Corp. (PA)	72,577	1,524,117
East West Bancorp., Inc. (CA) (L)	435,000	17,552,250
ECB Bancorp., Inc. (NC)	65,000	2,168,400
Eurobancshares, Inc. (Puerto Rico) (I)	42,830	406,457
F.N.B. Corp. (PA)	90,049	1,489,410
Fifth Third Bancorp. (OH)	304,040	11,596,086
Financial Institutions, Inc. (NY)	73,000	1,470,220
First Charter Corp. (NC)	91,700	2,162,286
First Horizon National Corp. (TN) (L)	152,150	6,375,085
First Midwest Bancorp., Inc. (IL)	103,800	3,705,660
First National Lincoln Corp. (ME)	146,499	2,600,357
First Regional Bancorp. (CA) (I)	150,000	14,821,500
First State Bancorp. (NM)	130,000	3,170,700
Fulton Financial Corp. (PA)	359,890	5,956,179
Glacier Bancorp., Inc. (MT)	370,288	11,345,624
Harleysville National Corp. (PA)	144,664	3,040,837
Independent Bank Corp. (MI)	328,510	8,413,141
International Bancshares Corp. (TX)	200,337	5,803,763
KeyCorp (OH) (L)	297,000	10,959,300
M&T Bank Corp. (NY) (L)	166,657	20,318,821
Marshall & Ilsley Corp. (WI) (L)	529,295	24,860,986
MB Financial, Inc. (IL) (L)	152,950	5,438,902
Mercantile Bankshares Corp. (MD)	314,250	11,174,730
Merrill Merchants Bankshares, Inc. (ME)	78,173	1,867,553
Mid-State Bancshares (CA)	50,000	1,349,500
National City Corp. (OH) (L)	466,587	16,797,132
North Fork Bancorp., Inc. (NY)	701,592	19,876,101
Northrim Bancorp., Inc. (AK)	70,053	1,733,812
Pacific Capital Bancorp. (CA)	364,354	10,733,869
Placer Sierra Bancshares (CA)	14,550	317,045
PNC Financial Services Group, Inc. (PA)	353,100	25,013,604
Prosperity Bancshares, Inc. (TX)	158,745	5,583,062
Provident Bankshares Corp. (MD)	175,058	6,436,883
Regions Financial Corp. (AL)	177,390	6,437,483
S&T Bancorp., Inc. (PA)	154,700	4,837,469
SCBT Financial Corp. (SC)	5,100	192,627
Security Bank Corp. (GA) (L)	197,500	4,471,400
Sky Financial Group, Inc. (OH)	309,850	7,600,621
Smithtown Bancorp., Inc. (NY) (L)	45,000	1,198,800
South Financial Group, Inc. (The) (SC)	70,150	1,895,453
Southcoast Financial Corp. (SC) (I)(L)	44,990	949,289
Summit Bancshares, Inc. (TX)	279,000	7,834,320

John Hancock Bank and Thrift Opportunity Fund Securities owned by the Fund on July 31, 2006 (unaudited)

Summit Bank Corp. (GA)	135,000	2,181,613
SunTrust Banks, Inc. (GA) (L)	322,826	25,461,287
SVB Financial Group (DE) (I)(L)	160,850	7,209,297
Synovus Financial Corp. (GA)	615,350	17,389,791
Taylor Capital Group, Inc. (IL)	241,950	7,638,361
TCF Financial Corp. (MN)	412,666	11,104,842
TD Banknorth, Inc. (ME) (L)	309,517	8,975,993
Texas Regional Bancshares, Inc. (Class A) (TX)	110,000	4,170,100
TriCo Bancshares (CA)	53,000	1,315,990
UCBH Holdings, Inc. (CA)	402,500	6,713,700
Umpqua Holdings Corp. (OR) (L)	182,901	4,771,887
UnionBanCal Corp. (DE)	134,000	8,279,860
Univest Corp. (PA)	205,218	6,002,626
Valley National Bancorp. (NJ) (L)	100,255	2,603,622
Vineyard National Bancorp Co. (CA)	283,970	7,917,084
Virginia Financial Group, Inc. (VA)	45,500	1,911,000
West Coast Bancorp. (OR)	67,583	2,050,468
Westamerica Bancorp. (CA) (L)	40,000	1,924,400
Whitney Holding Corp. (LA)	150,750	5,440,567
Wilmington Trust Corp. (DE)	350,000	15,242,500
Yardville National Bancorp. (NJ)	97,400	3,377,832
Zions Bancorp. (UT)	356,053	29,246,193

Thrifts & Mortgage Finance 4.73%		47,177,668

Astoria Financial Corp. (NY)	80,865	2,405,734
BankUnited Financial Corp. (Class A) (FL)	56,650	1,676,274
Benjamin Franklin Bancorp., Inc. (MA)	15,000	209,250
Berkshire Hills Bancorp., Inc. (DE)	74,110	2,585,698
Countrywide Financial Corp. (CA) (L)	186,500	6,682,295
Freddie Mac (VA)	47,450	2,745,457
Hingham Institute for Savings (MA)	80,000	3,000,800
Hudson City Bancorp., Inc. (NJ) (L)	383,810	4,978,016
LSB Corp. (MA)	65,000	1,088,750
NewAlliance Bancshares, Inc. (CT)	12,581	177,518
PennFed Financial Services, Inc. (NJ)	313,600	5,663,616
Sovereign Bancorp., Inc. (PA)	113,400	2,340,576
Washington Mutual, Inc. (WA)	230,812	10,317,296
Webster Financial Corp. (CT)	70,110	3,306,388

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value

Short-term investments 11.16%			$111,246,322
(Cost $111,246,322)

Certificates of Deposit 0.01%			80,826

Deposits in mutual banks		81	80,826
Joint Repurchase Agreement 1.37%			13,688,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 7-31-06
due 8-01-06 (Secured by U.S. Treasury Inflation
Indexed Bond 3.625% due 4-15-28)	5.250	13,688	13,688,000

John Hancock Bank and Thrift Opportunity Fund Securities owned by the Fund on July 31, 2006 (unaudited)

	Shares
Cash Equivalents 9.78%		97,477,496

AIM Cash Investment Trust (T)	97,477,496	97,477,496
Total investments 100.00%		$996,912,169

John Hancock Bank and Thrift Opportunity Fund Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investment of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $517,277,368. Gross unrealized appreciation and depreciation of investments aggregated $481,231,382 and $1,596,581, respectively, resulting in net unrealized appreciation of $479,634,801.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: BTO

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q3 7/06
9/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: September 26, 2006